Revenue - Disclosure of Detailed Information About Revenue from Continuing Operations (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Gross revenue	$ 81,155	$ 93,302	$ 120,278
Rebates	(1,116)	(3,237)	(8,358)
Revenue	80,039	90,065	111,920
Sale of goods	80,039	90,065	111,920
New Zealand [Member]
Statement Line Items [Line Items]
Revenue	34,131	33,786	40,703
Australia [Member]
Statement Line Items [Line Items]
Revenue	21,011	24,365	32,065
United States [Member]
Statement Line Items [Line Items]
Revenue	24,432	30,863	34,156
Europe [Member]
Statement Line Items [Line Items]
Revenue	465	1,051	4,996
Retail [Member]
Statement Line Items [Line Items]
Sale of goods	40,492	42,576	50,443
Wholesale [Member]
Statement Line Items [Line Items]
Sale of goods	7,496	15,553	29,394
Online [Member]
Statement Line Items [Line Items]
Sale of goods	$ 32,051	$ 31,936	$ 32,083